Revenues	12 Months Ended
Dec. 31, 2019
Revenues
Revenues

11.Revenues

The following table presents a disaggregation of revenue from contracts with customers based on different service lines, for the years ended December 31, 2017, 2018 and 2019. All revenues are generated within the same reportable segment:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Chemical trading – direct sales model	4,199,661	9,045,458	13,167,719	1,891,424
Chemical trading – market place model	972	4,387	26,513	3,808
Online membership service	1,274	3,421	10,650	1,530
Financial service	—	—	917	132
Others	—	—	1,516	218
	4,201,907	9,053,266	13,207,315	1,897,112

Revenue recognized that was included in the deferred revenue balance at the beginning of the period was RMB148,108,  RMB44,843 and RMB153,467  (US$22,044) for the years ended December 31, 2017, 2018 and 2019, respectively.

The following table reflects the changes in unbilled receivables and contract liabilities as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Unbilled receivables	12,813	62,529	8,982
Deferred revenue	153,467	107,181	15,396